Long-term borrowings (Tables)	6 Months Ended
Jun. 30, 2024
Long-term borrowings
Schedule of long term borrowings

Term loan	Maturity date	Principal amount	Interest rate per annum	Name of bank
Loan 1	2025-09-28	2,900	3.45%	Bank of China Limited Beijing Xuanwu Branch
Loan 2	2027-04-02	10,000	3.95%	China Construction Bank Corporation Beijing Chaoyang Branch
Total		12,900